Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		¥ 1,626,420	¥ 910,514
Cash flows		388,531	714,447
Foreign exchange movement		389	1,634
Translation reserve		800	(175)
Ending balance	$ 301,362	2,016,140	1,626,420
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,600,000	894,136
Cash flows		400,320	705,109
Foreign exchange movement		694	755
Ending balance	299,101	2,001,014	1,600,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		26,341	16,270
Cash flows		(11,756)	9,376
Foreign exchange movement		(305)	879
Translation reserve		798	(184)
Ending balance	2,254	15,078	26,341
Obligations under finance leases current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		33	38
Cash flows		(33)	(38)
Translation reserve			9
Other		14	24
Ending balance	2	14	33
Obligations under finance leases noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		46	70
Translation reserve		2
Other		(14)	(24)
Ending balance	$ 5	¥ 34	¥ 46